Allowance for Loan Losses and Impaired Loans (Allowance for Loan Losses and Recorded Investment in Loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Allowance for loan losses:
Allowance for loan losses, beginning balance	$ 3,420	$ 3,418
Charge-offs	(318)	(214)
Recoveries	134	221
Provision	217	(5)
Allowance for loan losses, ending balance	3,453	3,420
Allowance for loan losses, ending balance: individually evaluated for impairment	91	241
Allowance for loan losses, ending balance: collectively evaluated for impairment	3,362	3,179
Loans outstanding, ending balance	424,871	411,968	$ 402,652
Loans outstanding, ending balance: individually evaluated for impairment	6,625	7,257
Loans outstanding, ending balance: collectively evaluated for impairment	418,246	404,711
Construction and Development
Allowance for loan losses:
Allowance for loan losses, beginning balance	319	344
Charge-offs	(33)	(20)
Recoveries	56	98
Provision	(103)	(103)
Allowance for loan losses, ending balance	239	319
Allowance for loan losses, ending balance: individually evaluated for impairment	0
Allowance for loan losses, ending balance: collectively evaluated for impairment	239	319
Loans outstanding, ending balance	25,475	26,464
Loans outstanding, ending balance: individually evaluated for impairment	0	580
Loans outstanding, ending balance: collectively evaluated for impairment	25,475	25,884
Farmland
Allowance for loan losses:
Allowance for loan losses, beginning balance	342	435
Charge-offs	(34)
Recoveries	0	59
Provision	50	(152)
Allowance for loan losses, ending balance	358	342
Allowance for loan losses, ending balance: individually evaluated for impairment	49	57
Allowance for loan losses, ending balance: collectively evaluated for impairment	309	285
Loans outstanding, ending balance	33,353	33,531
Loans outstanding, ending balance: individually evaluated for impairment	5,069	5,030
Loans outstanding, ending balance: collectively evaluated for impairment	28,284	28,501
Residential
Allowance for loan losses:
Allowance for loan losses, beginning balance	1,841	1,887
Charge-offs	(89)	(84)
Recoveries	23	22
Provision	100	16
Allowance for loan losses, ending balance	1,875	1,841
Allowance for loan losses, ending balance: individually evaluated for impairment	42	184
Allowance for loan losses, ending balance: collectively evaluated for impairment	1,833	1,657
Loans outstanding, ending balance	199,120	187,188
Loans outstanding, ending balance: individually evaluated for impairment	1,556	1,533
Loans outstanding, ending balance: collectively evaluated for impairment	197,564	185,655
Commercial Mortgage
Allowance for loan losses:
Allowance for loan losses, beginning balance	600	578
Charge-offs	(59)	(21)
Recoveries	0
Provision	78	43
Allowance for loan losses, ending balance	619	600
Allowance for loan losses, ending balance: individually evaluated for impairment	0
Allowance for loan losses, ending balance: collectively evaluated for impairment	619	600
Loans outstanding, ending balance	125,661	128,515
Loans outstanding, ending balance: individually evaluated for impairment	0	114
Loans outstanding, ending balance: collectively evaluated for impairment	125,661	128,401
Commercial & agricultural
Allowance for loan losses:
Allowance for loan losses, beginning balance	210	136
Charge-offs	(27)	(19)
Recoveries	33	8
Provision	66	85
Allowance for loan losses, ending balance	282	210
Allowance for loan losses, ending balance: individually evaluated for impairment	0
Allowance for loan losses, ending balance: collectively evaluated for impairment	282	210
Loans outstanding, ending balance	25,672	26,086
Loans outstanding, ending balance: individually evaluated for impairment	0
Loans outstanding, ending balance: collectively evaluated for impairment	25,672	26,086
Consumer & Other
Allowance for loan losses:
Allowance for loan losses, beginning balance	108	38
Charge-offs	(76)	(70)
Recoveries	22	34
Provision	26	106
Allowance for loan losses, ending balance	80	108
Allowance for loan losses, ending balance: individually evaluated for impairment	0
Allowance for loan losses, ending balance: collectively evaluated for impairment	80	108
Loans outstanding, ending balance	15,590	10,184
Loans outstanding, ending balance: individually evaluated for impairment	0
Loans outstanding, ending balance: collectively evaluated for impairment	$ 15,590	$ 10,184